PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT
Schedule of property and equipment

	Telecommunications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Total
Cost
As of January 1, 2016	10,068	423	1,113	919	12,523
Acquisition (Note 5)	116	10	39	34	199
Additions	62	7	21	1,322	1,412
Disposals	(444)	(9)	(33)	(22)	(508)
Transfer	1,153	9	52	(1,214)	—
Translation adjustment	1,137	21	127	(53)	1,232

As of December 31, 2016	12,092	461	1,319	986	14,858
Reclassified to assets held for sale (Note 5)	(662)	(1)	(5)	(7)	(675)
Additions	39	14	26	1,194	1,273
Disposals	(671)	(5)	(49)	(19)	(744)
Transfer	1,426	15	164	(1,605)	—
Translation adjustment	(284)	(2)	24	(37)	(299)

As of December 31, 2017	11,940	482	1,479	512	14,413

Accumulated depreciation and impairment
As of January 1, 2016	(5,221)	(179)	(688)	(196)	(6,284)
Transfer	(17)	(1)	21	(3)	—
Depreciation charge for the year	(1,266)	(33)	(140)	—	(1,439)
Disposals	415	6	29	14	464
Impairment	(65)	(2)	(6)	(27)	(100)
Translation adjustment	(772)	(9)	(79)	80	(780)

As of December 31, 2016	(6,926)	(218)	(863))	(132)	(8,139)
Reclassified to assets held for sale (Note 5)	478	—	3	1	482
Transfer	14	1	(17)	2	—
Depreciation charge for the year	(1,270)	(32)	(152)	—	(1,454)
Disposals	635	5	42	13	695
Impairment	(5)	—	—	(10)	(15)
Translation adjustment	131	2	(22)	4	115

As of December 31, 2017	(6,943)	(242)	(1,009)	(122)	(8,316)

Net book value
As of January 1, 2016	4,847	244	425	723	6,239
As of December 31, 2016	5,166	243	456	854	6,719
As of December 31, 2017	4,997	240	470	390	6,097

Schedule of estimated useful lives
Class of property and equipment	Useful life
Telecommunication equipment	3 - 20 years
Buildings and constructions	10 - 50 years
Office and other equipment	3 - 10 years